Income Taxes - Summary of Income Tax Benefits Due to the Losses Incurred (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic	$ (102,835)	$ (153,426)
Foreign	149	104
Total	$ (102,686)	$ (153,322)